Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Options

A summary of the share options activities for the year ended December 31, 2023 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2023	31,841,838	0.29	7.28	102,113,143
Granted	2,998,500	0.31
Exercised	(4,224,810)	0.23
Forfeited	(165,500)	0.57
Outstanding as of December 31, 2023	30,450,028	0.30	6.70	177,455,134
Vested and expect to vest as of December 31, 2023	30,450,028	0.30	6.70	177,455,134
Exercisable as of December 31, 2023	21,234,590	0.27	6.01	124,329,699

Summary of Stock Option Pricing Model Assumption

The fair value of the options granted is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

	2021	2022	2023
Risk-free rate of return (per annum)	1.31%	2.94%-4.12%	3.93%-4.49%
Volatility	55.42%	60.21%-62.51%	60.42%-62.36%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Fair value of underlying ordinary share	10.10	2.62-3.51	4.26-5.91
Expected term	10	10	10

Summary of Recognized Share-Based Compensation Expenses

Total recognized share-based compensation expenses for the years ended December 31, 2021, 2022 and 2023, were allocated to following expense items:

	For the Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Cost of revenues	6,299,864	4,798,901	4,061,122
Selling and marketing expenses	10,102,733	5,774,985	3,210,434
General and administrative expenses	26,729,432	14,752,580	9,539,356
Technology and product development expenses	807,418	1,364,504	1,118,930
Total share-based compensation expenses	43,939,447	26,690,970	17,929,842